Tema Oncology ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Biotechnology - 71.2%(a)
Agios Pharmaceuticals, Inc. (b)	23,474	$1,394,121
Amgen, Inc.	2,444	691,334
Arcellx, Inc. (b)	8,805	775,456
Arcus Biosciences, Inc. (b)	20,278	313,092
Argenx SE - ADR (b)	3,385	2,087,022
BeiGene Ltd. - ADR (b)	5,705	1,226,575
Bicycle Therapeutics PLC - ADR (b)	17,854	364,222
BioNTech SE - ADR (b)	4,109	486,465
Blueprint Medicines Corp. (b)	21,957	2,116,216
Celldex Therapeutics, Inc. (b)	26,896	738,026
CG oncology, Inc. (b)	7,598	264,031
Cogent Biosciences, Inc. (b)	47,353	450,327
Corbus Pharmaceuticals Holdings, Inc. (b)	14,605	260,261
CRISPR Therapeutics AG (b)	23,591	1,207,151
Cullinan Therapeutics, Inc. (b)	25,934	348,812
Day One Biopharmaceuticals, Inc. (b)	63,787	888,553
Exact Sciences Corp. (b)	13,699	850,434
Exelixis, Inc. (b)	40,192	1,465,400
Genmab AS - ADR (b)	48,420	1,041,030
Gilead Sciences, Inc.	28,632	2,650,751
Ideaya Biosciences, Inc. (b)	14,655	400,961
Immunocore Holdings PLC - ADR (b)	10,208	334,210
Incyte Corp. (b)	27,709	2,066,814
Intellia Therapeutics, Inc. (b)	50,281	785,389
Janux Therapeutics, Inc. (b)	9,818	443,872
Jasper Therapeutics, Inc. (b)	11,347	258,825
Legend Biotech Corp. - ADR (b)	13,847	582,543
Mereo Biopharma Group PLC - ADR (b)	319,013	1,150,042
Merus NV (b)	13,216	592,605
Moderna, Inc. (b)	8,642	372,125
Nurix Therapeutics, Inc. (b)	20,585	455,134
Nuvalent, Inc. - Class A (b)	10,597	1,024,518
ORIC Pharmaceuticals, Inc. (b)	41,481	410,662
Regeneron Pharmaceuticals, Inc. (b)	3,515	2,637,023
Relay Therapeutics, Inc. (b)	58,960	277,112
Revolution Medicines, Inc. (b)	38,518	2,228,266
SpringWorks Therapeutics, Inc. (b)	28,108	1,165,920
		34,805,300

Health Care Equipment & Supplies - 2.5%
Lantheus Holdings, Inc. (b)	7,265	648,546
Siemens Healthineers AG (c)	10,835	587,607
		1,236,153

Health Care Providers & Services - 2.4%
Guardant Health, Inc. (b)	32,941	1,173,029

Health Care Technology - 1.6%
Schrodinger, Inc. (b)	34,005	767,493

Life Sciences Tools & Services - 3.8%
Illumina, Inc. (b)	12,998	1,873,662

Pharmaceuticals - 17.6%
Arvinas, Inc. (b)	8,911	238,102
AstraZeneca PLC	18,859	2,546,562
Chugai Pharmaceutical Co. Ltd.	37,136	1,637,692
Daiichi Sankyo Co. Ltd.	47,960	1,522,321
Merck & Co., Inc.	13,741	1,396,635
Novartis AG	9,360	990,984
Terns Pharmaceuticals, Inc. (b)	43,947	274,229
		8,606,525
TOTAL COMMON STOCKS (Cost $45,056,655)		48,462,162

SHORT-TERM INVESTMENTS - 0.9%	Shares	Value
Money Market Funds - 0.9%
First American Treasury Obligations Fund - Class X, 4.55% (d)	435,344	435,344
TOTAL SHORT-TERM INVESTMENTS (Cost $435,344)		435,344

TOTAL INVESTMENTS - 100.0% (Cost $45,491,999)		48,897,506
Liabilities in Excess of Other Assets - (0.0)% (e)		(4,648)
TOTAL NET ASSETS - 100.0%		$48,892,858
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
NV - Naamloze Vennootschap
PLC - Public Limited Company
SE - Societas Europeae

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $587,607 or 1.2% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(e)	Represents less than 0.05% of net assets.

Tema ETF Trust
Tema Oncology ETF
Notes to Quarterly Schedule of Investments
November 30, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$48,462,162	$–	$–	$48,462,162
Money Market Funds	435,344	–	–	435,344
Total Investments	$48,897,506	$–	$–	$48,897,506

Refer to the Schedule of Investments for further disaggregation of investment categories.

Tema Oncology ETF invested, as a percentage of net assets, in the following countries and sectors as of November 30, 2024 (Unaudited):

Allocation of Portfolio Holdings by Country as of November 30, 2024
(% of Net Assets)
United States	$34,349,593	70.2%
United Kingdom	4,395,036	9.1
Japan	3,160,013	6.4
Netherlands	2,679,627	5.5
Switzerland	2,198,135	4.5
Germany	1,074,072	2.2
Denmark	1,041,030	2.1
Liabilities in Excess of Other Assets	(4,648)	(0.0	)(a)
	$48,892,858	100.0%

Sector Classification as of November 30, 2024
(% of Net Assets)
Health Care	$48,462,162	99.1%
Money Market Funds	435,344	0.9
Liabilities in Excess of Other Assets	(4,648)	(0.0	)(a)
	$48,892,858	100.0%

(a)	Represents less than 0.05% of net assets.